Investment Managers Series Trust

803 W. Michigan Street

Milwaukee, Wisconsin 53233

April 11, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719 on behalf of the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, and WCM International Small Cap Growth Fund

Ladies and gentlemen:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Fees and Expenses (Item 3 to Form N1-A) in the Prospectus for the Funds, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on March 29, 2019 (Accession No. 0001398344-19-005786). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/ RITA DAM

Rita Dam

Investment Managers Series Trust